CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net Income	$ 7,531,625	$ 4,629,045	$ 2,641,298
Adjustments to Reconcile Net Income to Net Cash Provided from Operating Activities
Depreciation	1,595,253	1,527,392	1,676,820
Amortization and Accretion	1,312,857	2,667,404	4,180,158
Provision for Loan Losses	1,308,000	4,485,000	6,784,767
Deferred Income Taxes	1,932,950	2,178,222	1,204,439
Securities (Gains) Losses	(23,735)	363,804	(2,837,464)
(Gain) Loss on Sale of Premises and Equipment	(12,489)	(677)	1,148
Loss on Sale of Other Real Estate and Repossessions	828,411	1,565,091	1,839,196
Provision for Losses on Other Real Estate	1,006,827	1,321,418	2,702,709
Increase in Cash Surrender Value of Life Insurance	(590,674)	(338,712)	(185,341)
Change In
Interest Receivable	55,786	285,033	250,755
Prepaid Expenses	(64,633)	(168,060)	1,741,834
Interest Payable	(1,099,756)	385,285	74,637
Accrued Expenses and Accounts Payable	197,195	213,753	(95,972)
Other	788,958	(243,543)	2,827,648
Cash Flow from Operating Activities	14,766,575	18,870,455	22,806,632
Cash Flows from Investing Activities
Interest-Bearing Deposits in Other Banks	754,252	(164,950)	7,161,969
Purchase of Investment Securities Available for Sale	(56,201,891)	(132,419,073)	(250,445,594)
Proceeds from Sale of Investment Securities Available for Sale	13,620,956	72,672,795	227,690,806
Proceeds from Maturities, Calls and Paydowns of Investment Securities
Available for Sale	36,440,646	48,330,382	54,006,594
Held to Maturity	12,968	11,623	14,019
Proceeds from Sale of Premises and Equipment	14,376	2,500	1,500
Net Loans to Customers	(3,156,342)	(19,959,948)	(50,126,252)
Purchase of Premises and Equipment	(1,681,115)	(1,489,579)	(845,338)
Proceeds from Sale of Other Real Estate and Repossessions	7,233,497	8,041,638	9,876,136
Proceeds from Sale of Federal Home Loan Bank Stock	333,100	200,400	2,033,900
Purchase of Bank-Owned Life Insurance	0	(10,000,000)	0
Cash Flow from Investing Activities	(2,629,553)	(34,774,212)	(632,260)
Cash Flows from Financing Activities
Interest-Bearing Customer Deposits	(21,305,068)	16,550,430	(49,998,012)
Noninterest-Bearing Customer Deposits	13,079,062	(8,705,841)	29,697,631
Proceeds from Other Borrowed Money	0	21,500,000	5,000,000
Principal Payments on Other Borrowed Money	0	(16,500,000)	(41,000,000)
Dividends Paid on Preferred Stock	(5,492,749)	0	0
Net Cash Flows from Financing Activities	(13,718,755)	12,844,589	(56,300,381)
Net Increase (Decrease) in Cash and Cash Equivalents	(1,581,733)	(3,059,168)	(34,126,009)
Cash and Cash Equivalents, Beginning	46,186,665	49,245,833	83,371,842
Cash and Cash Equivalents, Ending	$ 44,604,932	$ 46,186,665	$ 49,245,833